EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.4 Schedule 1

Client Name:
Client Project Name:	EFMT 2026-CES1
Start - End Dates:	2/26/2024 - 5/6/2025
Deal Loan Count:	416

Conditions Report 2.0

Loans in Report:	416
Loans with Conditions:	85

0 - Total Active Conditions

99 - Total Satisfied Conditions

30 - Credit Review Scope
1 - Category: Assets
7 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
4 - Category: Insurance
10 - Category: Legal Documents
1 - Category: Terms/Guidelines
1 - Category: Title
2 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
67 - Compliance Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Compliance Manual
8 - Category: Documentation
5 - Category: RESPA
6 - Category: Right of Rescission
4 - Category: Section 32
14 - Category: State Consumer Protection
1 - Category: State High Cost
19 - Category: TILA/RESPA Integrated Disclosure
32 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Application
3 - Property Valuations Review Scope
3 - Category: Property
28 - Compliance Review Scope
28 - Category: Texas Home Equity

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